Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail)
¥ in Millions
	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	¥ 2,511	¥ 0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	2,511
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	5,970	6,972
Certain investment in affiliates	4,013	2,846
Certain reporting units including goodwill		192
Assets, Fair Value Disclosure	27,484	177,557
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	5,970	6,972
Certain investment in affiliates	426	2,846
Certain reporting units including goodwill		192
Assets, Fair Value Disclosure	10,933	167,609
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Direct capitalization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	1,351	1,511
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate collateral-dependent loans (net of allowance for credit losses)	¥ 4,619	¥ 5,461
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.047	0.05
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.066	0.085
Fair Value, Measurements, Nonrecurring | Real Estate Collateral Dependent Loans | Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.055	0.061
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations	¥ 1,280	¥ 27,257
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations	¥ 3,257	¥ 32,328
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.052
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Minimum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.005
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Maximum | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.058
Fair Value, Measurements, Nonrecurring | Investment in operating leases, property under facility operations, office facilities and other assets | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.049	0.052
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	¥ 403	¥ 2,846
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	¥ 23
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.037
Fair Value, Measurements, Nonrecurring | Certain Investment in Affiliates | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	0.037
Fair Value, Measurements, Nonrecurring | Certain reporting units including goodwill [Member] | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain reporting units including goodwill		¥ 192
Fair Value, Measurements, Nonrecurring | Certain reporting units including goodwill [Member] | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.107
Fair Value, Measurements, Nonrecurring | Certain reporting units including goodwill [Member] | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.107
Fair Value, Measurements, Nonrecurring | Certain intangible assets acquired in business combinations [Member] | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in operating leases and property under facility operations		¥ 98,014
Fair Value, Measurements, Nonrecurring | Certain intangible assets acquired in business combinations [Member] | Level 3 | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.109
Fair Value, Measurements, Nonrecurring | Certain intangible assets acquired in business combinations [Member] | Level 3 | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.109